Financial Statement Schedule I Condensed Financial Information of Parent Company Consolidated Statements of Comprehensive Loss (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Net loss	¥ (154,416)	$ (22,081)	¥ (192,927)	¥ (311,782)
Other comprehensive income (expense), net of tax of nil:
Change in cumulative foreign currency translation adjustments	(8,883)	(1,270)	9,047	14,674
Total comprehensive loss attributable to 17 Education & Technology Group Inc.	(163,299)	(23,351)	(183,880)	(297,108)
Parent Company
Net loss	(154,416)	(22,081)	(192,927)	(311,782)
Other comprehensive income (expense), net of tax of nil:
Change in cumulative foreign currency translation adjustments	(8,883)	(1,270)	9,047	14,674
Total comprehensive loss attributable to 17 Education & Technology Group Inc.	¥ (163,299)	$ (23,351)	¥ (183,880)	¥ (297,108)